Income Taxes - Additional information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Pre-change loss	Mar. 09, 2012 Pre-change loss	Mar. 09, 2012 Pre-change loss Maximum	Sep. 30, 2013 Federal	Dec. 31, 2012 Federal	Dec. 31, 2011 Federal	Sep. 30, 2013 State	Dec. 31, 2012 State	Dec. 31, 2011 State
Operating Loss Carryforwards [Line Items]
Income tax expense	$ 807,000	$ 5,825,000	$ 12,487,000	$ 8,210,000	$ 10,724,261	$ 1,699,452
Effective tax rates	32.40%	38.10%	37.80%	38.10%
Net operating loss carryforwards								12,400,000	14,100,000	61,385,000	15,230,000	11,300,000	39,947,000	11,444,000	7,500,000
Deferred tax asset valuation allowance	0		0
Annual limitation of net operating loss carryforward under section 382					$ 700,000
Net operating loss net carry forward period							20 years